Property, Plant and Equipment - Summary of Major Categories of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 3,615,505	$ 3,621,869	$ 3,660,311
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 413,257		406,884
Land [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Estimated life	0 years
Land [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Estimated life	0 years
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 187,921		181,797
Building and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Estimated life	10 years
Building and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Estimated life	39 years
Advertising Structures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 2,880,521		2,926,706
Advertising Structures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Estimated life	5 years
Advertising Structures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Estimated life	15 years
Automotive and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 133,806		$ 144,924
Automotive and Other Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Estimated life	3 years
Automotive and Other Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Estimated life	7 years